Financial Statements Schedule: Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure Of Details Of Valuation And Qualifying Accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2018 :
Allowance for impairment of property, plant and equipment	320,455	—	(2,862)	317,593
Allowance for impairment of obsolescence and decline in market value of inventories	53,714	—	(17,557)	36,157
Provision for deficiency compensation	57,155	14,211	(42,014)	29,352
Sales for allowance	70,156	44,950	(82,479)	32,627
Year of 2019 :
Allowance for impairment of property, plant and equipment	317,593	9,938	(134,191)	193,340
Allowance for impairment of obsolescence and decline in market value of inventories	36,157	27,341	—	63,498
Provision for deficiency compensation	29,352	5,204	(32,558)	1,998
Sales for allowance	32,627	63,863	(70,490)	26,000
Year of 2020 :
Allowance for impairment of property, plant and equipment	193,340	—	(11,338)	182,002
Allowance for impairment of obsolescence and decline in market value of inventories	63,498	16,317	—	79,815
Provision for deficiency compensation	1,998	4,358	(2,893)	3,463
Sales for allowance	26,000	21,916	(38,052)	9,864